LONG-TERM DEBT (Details) - 2012 Credit Facility [Member] - USD ($) $ in Millions		12 Months Ended
	Oct. 26, 2012	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 430.0	$ 500.0
Maturity date	Oct. 31, 2017	Dec. 31, 2020
Repayment obligation		$ 0.0
Deferred financing costs		4.6
Drawn amount		330.0	$ 250.0
Undrawn amount		$ 100.0	$ 180.0